Retirement Benefit Plans - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
- Discount rate for scheme liabilities	2.50%	2.80%	3.70%
- General price inflation	3.20%	3.10%	3.00%
- General salary increase	1.00%	1.00%	1.00%
- Expected rate of pension increase	2.90%	2.90%	2.80%
Longevity at 60 for current pensioners, on the valuation date:
- Males	27 years 4 months 24 days	27 years 9 months 18 days	27 years 8 months 12 days
- Females	30 years 1 month 6 days	30 years 3 months 19 days	30 years 2 months 12 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
- Males	28 years 10 months 25 days	30 years	29 years 10 months 25 days
- Females	31 years 8 months 12 days	32 years 2 months 12 days	32 years 2 months 12 days